Royalties and Royalty Options - Schedule of Royalties (Details) - CAD ($)	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019
Statement Line Items [Line Items]
Total	$ 25,577,108	$ 27,256,357	$ 13,038,270
Michelin Project [Member]
Statement Line Items [Line Items]
Total	4,262,229
Diabase Project [Member]
Statement Line Items [Line Items]
Total	125,000	125,000
Langer Heinrich Project [Member]
Statement Line Items [Line Items]
Total	2,822,267
Anderson Project [Member]
Statement Line Items [Line Items]
Total	7,026,821	7,975,016
Slick Rock Project [Member]
Statement Line Items [Line Items]
Total	2,788,422	3,164,689
Workman Creek Project [Member]
Statement Line Items [Line Items]
Total	1,338,443	1,519,051
Church Rock Project [Member]
Statement Line Items [Line Items]
Total	718,035	814,926
Dewey-Burdock Project [Member]
Statement Line Items [Line Items]
Total	72,363	82,128
Lance Project [Member]
Statement Line Items [Line Items]
Total	72,283	82,037
Roca Honda Project [Member]
Statement Line Items [Line Items]
Total	151,652	172,116
Reno Creek Project [Member]
Statement Line Items [Line Items]
Total	276,458	313,763
Roughrider Project [Member]
Statement Line Items [Line Items]
Total	$ 5,923,135	5,923,135
Langer Heinrich Agreement [Member]
Statement Line Items [Line Items]
Total		2,822,267
Michelin Project [Member]
Statement Line Items [Line Items]
Total		$ 4,262,229